Note 13 - Earnings Per Share	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

13. Earnings Per Share

On January 1, 2009, we adopted ASC 260 (formerly Financial Accounting Standards Board Staff Position (“FSP”) Emerging Issues Task Force (“EITF 03-6-1”) (“ASC 260”), Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities (the “Staff Position”), which states that unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities and shall be included in the computation of net income (loss) per share pursuant to the two-class method described in ASC 260 (formerly Statement of Financial Accounting Standards (“SFAS”) No. 128), Earnings Per Share.

In accordance with the ASC 260, basic net income (loss) per share is computed by dividing net income (loss), excluding net income (loss) attributable to participating securities, by the weighted average number of shares outstanding less the weighted average unvested restricted shares outstanding. Diluted net income (loss) per share is computed by dividing net income (loss), excluding net income (loss) attributable to participating securities, by the denominator for basic net income (loss) per share and any dilutive effects of stock options, restricted stock, convertible notes and warrants.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Basic:
Numerator:
Net loss	$(570,551)	$(806,259)	$(1,271,934)	$(2,235,799)
Preferred deemed dividend and preferred stock dividend	(83)	(530,284)	(18,927)	(999,813)
Less: Net loss allocated to participating securities	598	169	5,975	801
	$(570,036)	$(1,336,374)	$(1,284,886)	$(3,234,811)
Denominator:
Weighted-average shares outstanding	240,593,277	81,763,478	189,005,946	56,716,084
Weighted-average unvested restricted shares outstanding	(251,969)	(17,106)	(874,811)	(20,317)
Denominator for basic net loss per share	240,341,308	81,746,372	188,131,135	56,695,767

Basic net loss per share attributable to common stockholders	$(0.00)	$(0.02)	$(0.01)	$(0.06)

The following table sets forth potential shares of common stock at the end of each period presented that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive:

	September 30, 2014	September 30, 2013
Stock options outstanding	22,050,733	268,704
Unvested restricted stock	7,186	16,889
Warrants to purchase common stock	22,148,045	3,398,045
Preferred stock convertible into common stock	—	89,353,584